Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
Property and equipment, net as of December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Servers and computers	53,428	73,090
Furniture, fixtures and office equipment	3,259	4,463
Leasehold improvements	1,645	11,119

Total	58,332	88,672
Less: accumulated depreciation	(33,781)	(43,036)

Net book value	24,551	45,636